UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04222

Morgan Stanley New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2007

Date of reporting period:	December 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley New York Tax-Free Income Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended December 31, 2007

Total Return for the 12 Months Ended December 31, 2007
Class A	Class B	Class C	Class D	Lehman Brothers New York Exempt Index[1]	Lipper New York Municipal Debt Funds Index[2]
2.33%	2.36%	1.80%	2.56%	3.63%	1.76%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended December 31, 2007, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

Worries surrounding the residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses and a series of subprime mortgage related credit downgrades, markets responded severely beginning in the second quarter of the year. The impact was exacerbated by forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which resulted in a flight to quality.

As the subprime mortgage crisis worsened, investors grew increasingly concerned about the impact on financial markets, the financial system and the broader economy, and demanded additional compensation for owning riskier investments. As a result, credit spreads widened sharply. The subprime crisis severely impacted many major banks and Wall Street firms, which took write-downs and losses on the subprime mortgage loans and securities in their portfolios. Some sold stakes to sovereign funds in exchange for cash infusions needed to bolster their balance sheets.

The Federal Open Market Committee (the "Fed") took steps to ease the liquidity crisis, reducing the target federal funds rate by at total of one percent in three separate moves between September and the end of the year, bringing the rate to 4.25 percent. These reductions, coupled with the flight to quality, caused yields across the yield curve to decline, but more so on the short end. As a result, the shape of the yield curve (which reflects the difference between yields of short-term and longer-term securities) shifted from relatively flat at the beginning of the year to steep by the end of the year. The municipal yield curve ended the year steeper as well. Overall, U.S. Treasury securities outperformed municipal bonds, as well as all other areas of the fixed income market. In terms of new issue supply in the municipal market, 2007 was a record-breaking year. The State of New York continued to lead the nation in issuance of municipal bonds.

Performance Analysis

All share classes of Morgan Stanley New York Tax-Free Income Fund underperformed the Lehman Brothers New York Exempt Index and outperformed the Lipper New York Municipal Debt Funds Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

Throughout the year, we employed a defensive interest rate strategy by keeping the Fund's duration* shorter than that of the benchmark Lehman Brothers New York Exempt Index. This strategy was implemented through the use of a U.S. Treasury futures hedge and was beneficial early in the period when interest rates were rising. However, as yields on the long end of the curve declined later in the year and the spread between short- and long-dated issues narrowed, this positioning detracted from relative performance. An overweight to longer-dated issues also dampened returns as yields on the long end of the curve ended the year higher.

In terms of the Fund's sector positioning, an overweight to the hospital/life care and tobacco sectors hindered performance. Conversely, an overweight to the public utility sector, particularly water and sewer bonds, benefited performance. The flight to quality that took place during the period helped boost the performance of the more solid infrastructure sectors such as utilities. It also led to the outperformance of the higher rated segment of the municipal market. As such, the Fund's emphasis on higher quality securities was additive to performance as well, particularly in the second half of the year.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP FIVE SECTORS
IDR/PCR*	16.7%
Other Revenue	16.1
Housing	10.8
Hospital	10.7
Refunded	9.0
LONG-TERM CREDIT ANALYSIS
Aaa/AAA	48.2%
Aa/AA	14.8
A/A	16.4
Baa/BB	16.2
NR	4.4

* Industrial Development/Pollution Control Revenue

Data as of December 31, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in securities that pay interest exempt from federal, New York state and New York city income tax or other local income taxes. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., generally invests the Fund's assets in investment grade, New York municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments or their respective agencies. These municipal obligations will have the following ratings at the time of purchase:

•  municipal bonds — within the four highest grades by Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Fitch Ratings ("Fitch");

•  municipal notes — within the two highest grades or, if not rated, have outstanding bonds within the four highest grades by Moody's, S&P or Fitch; and

•  municipal commercial paper — within the highest grade by Moody's, S&P or Fitch.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each

Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Distribution by Maturity

(% of Long-Term Portfolio) As of December 31, 2007

Weighted Average Maturity: 18 Years(a)

(a)  Where applicable, maturities reflect mandatory tenders, puts and call dates.

Portfolio structure is subject to change.

Call and Cost (Book) Yield Structure

(Based on Long-Term Portfolio) As of December 31, 2007

Years Bonds Callable—Weighted Average Call Protection: 5 Years

Cost (Book) Yield(b)—Weighted Average Book Yield: 5.5%

(a)  May include issues initially callable in previous years.

(b)  Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.6% on 20% of the long-term portfolio that is callable in 2008.

Portfolio structure is subject to change.

Performance Summary

Performance of $10,000 Investment—Class B

Average Annual Total Returns—Period Ended December 31, 2007
Symbol	Class A Shares* (since 07/28/97) NYFAX		Class B Shares** (since 04/25/85) NYFBX		Class C Shares† (since 07/28/97) NYFCX		Class D Shares†† (since 07/28/97) NYFDX
1 Year	2.33% (2.02)	[3] [4]	2.36% (2.52)	[3] [4]	1.80% 0.82	[3] [4]	2.56% —	[3]
5 Years	3.71 2.81	[3] [4]	3.39 3.06	[3] [4]	3.08 3.08	[3] [4]	3.82 —	[3]
10 Years	4.50 4.05	[3] [4]	4.04 4.04	[3] [4]	3.89 3.89	[3] [4]	4.62 —	[3]
Since Inception	4.63 4.20	[3] [4]	6.24 6.24	[3] [4]	4.01 4.01	[3] [4]	4.75 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Lehman Brothers New York Exempt Index tracks the performance of New York issued municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper New York Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper New York Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper New York Municipal Debt Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on December 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/07 – 12/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class A
Actual (2.20% return)	$1,000.00	$1,022.00	$4.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.27	$4.99
Class B
Actual (2.15% return)	$1,000.00	$1,021.50	$4.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.67	$4.58
Class C
Actual (1.85% return)	$1,000.00	$1,018.50	$7.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.74	$7.53
Class D
Actual (2.33% return)	$1,000.00	$1,023.30	$3.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.53	$3.72

*  Expenses are equal to the Fund's annualized expense ratios of 0.98%, 0.90%, 1.48% and 0.73% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.14%, 1.06%, 1.64% and 0.89% for Class A, Class B, Class C and Class D shares, respectively.

Morgan Stanley New York Tax-Free Income Fund

Portfolio of Investments  ■  December 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (96.2%)
	New York (88.2%)
$2,000	Battery Park City Authority, Ser 2003 A	5.00%		11/01/24	$2,097,400
500	Hempstead Industrial Development Agency, Hofstra University Ser 1996 (MBIA Insd)	5.80		07/01/15	506,670
4,000	Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA Insd)	4.50		02/15/47	3,811,920
2,000	Long Island Power Authority, Ser 2000 A (FSA Insd)	0.00		06/01/18	1,310,460
3,000	Metropolitan Transportation Authority, Dedicated Tax Refg Ser 2002 A (FSA Insd)	5.25		11/15/24	3,204,060
1,000	Nassau County Tobacco Settlement Corporation, Ser 2006	0.00	@	06/01/26	914,620
2,000	New York City Health & Hospital Corporation, 2003 Ser A (AMBAC Insd)	5.25		02/15/22	2,125,140
1,612	New York City Housing Development Corporation, East Midtown - FHA Ins Sec 223	6.50		11/15/18	1,614,753
1,667	New York City Housing Development Corporation, Ruppert - FHA Ins Sec 223	6.50		11/15/18	1,753,776
1,000	New York City Industrial Development Agency, Airis JFK I LLC Ser 2001 A (AMT)	5.50		07/01/28	941,470
2,000	New York City Industrial Development Agency, Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)	5.75		10/01/36	1,934,340
1,500	New York City Industrial Development Agency, IAC/Interactive Corp Ser 2005	5.00		09/01/35	1,358,250
1,000	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00		01/01/46	1,021,440
1,035	New York City Industrial Development Agency, Royal Charter Properties - The New York & Presbyterian Hospital Parking Ser 2001 (FSA Insd)	5.25		12/15/32	1,092,970
2,000	New York City Industrial Development Agency, Terminal One Group Association Ser 2005 (AMT)	5.50		01/01/24	2,048,060
3,000	New York City Municipal Water Finance Authority, 2001 Ser B	5.125		06/15/31	3,120,210
2,000	New York City Transitional Finance Authority, 2003 Ser D (MBIA Insd)	5.25		02/01/20	2,141,920
2,000	New York City Transitional Finance Authority, Refg 2003 Ser A	5.50	@	11/01/26	2,156,000
1,000	New York City, 2005 Ser G	5.00		12/01/26	1,025,510
1,000	New York Counties Tobacco Trust IV, Ser 2005 A **	5.00		06/01/45	926,930

See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$2,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50%		04/01/17	$2,234,840
1,000	New York State Dormitory Authority, Catholic Health Long Island - St Francis Hospital Ser 2004	5.00		07/01/27	978,670
2,000	New York State Dormitory Authority, City University Ser 1993 A	5.75		07/01/09	2,046,160
1,000	New York State Dormitory Authority, Montefiore Hospital - FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00		08/01/29	1,029,700
1,000	New York State Dormitory Authority, New York University Ser 1998 A (MBIA Insd)	5.75		07/01/15	1,146,940
1,000	New York State Dormitory Authority, School District Ser 2002 C (MBIA Insd)	5.25		04/01/21	1,069,370
1,000	New York State Dormitory Authority, School District Ser 2002 E (MBIA Insd)	5.50		10/01/17	1,087,220
2,000	New York State Dormitory Authority, State University 1993 Ser A	5.25		05/15/15	2,174,000
2,205	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375		07/01/16	2,611,359
2,000	New York State Dormitory Authority, Winthrop South Nassau University Health Ser 2003 B	5.50		07/01/23	2,039,380
2,000	New York State Dorrmitory Authority, North shore Long Island Jewish Group Ser 2007 A	5.00		05/01/32	1,961,220
6,000	New York State Energy & Research Development Authority, Brooklyn Union Gas Co 1991 Ser D (AMT)	8.043	##	07/01/26	6,379,500
3,960	New York State Housing Finance Agency, 1996 Ser A Refg (FSA Insd)	6.10		11/01/15	3,998,254
1,000	New York State Mortgage Agency Homeowner Ser 143 (AMT)	4.90		10/01/37	945,370
2,000	New York State Power Authority, Ser 2000 A	5.25		11/15/40	2,078,060
1,000	Suffolk County Industrial Development Agency, Jeffersons Ferry Ser 2006	5.00		11/01/28	920,570
1,000	TSASC Inc, Tobacco Settlement Ser 2006-1	5.125		06/01/42	953,570
1,500	Westchester Tobacco Asset Securitization Corporation, Ser 2005	5.125		06/01/45	1,423,590
					70,183,672

See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Puerto Rico (8.0%)
$2,000	Puerto Rico Highway & Transportation Authority, Refg Ser X	5.50%		07/01/15	$2,159,920
4,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.375		10/01/24	4,217,640
					6,377,560
	Total Tax-Exempt Municipal Bonds (Cost $73,621,548)				76,561,232
	Short-Term New York Tax-Exempt Municipal Obligations (2.4%)
500	Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Ser 1999 (Demand 01/02/2008)	3.73	*	01/01/34	500,000
600	New York City Municipal Water finance Authority, Ser 2003 F-2 (Demand 01/02/2008)	3.54	*	06/15/35	600,000
800	New York Ser 1993 E2 (Demand 01/02/2008)	3.54	*	08/01/21	800,000
	Total Short-Term New York Tax-Exempt Municipal Obligations (Cost $1,900,000)				1,900,000
	Total Investments (Cost $75,521,548) (a) (b)			98.6%	78,461,232
	Other Assets in Excess of Liabilities			1.4	1,117,676
	Net Assets			100.0%	$79,578,908

  AMT  Alternative Minimum Tax.

  ETM  Escrowed to Maturity.

  FHA  Federal Housing Administration.

  @  Security is a "step-up" bond where the coupon increases on a predetermined future date.

  ##  Current coupon rate for inverse floating rate municipal obligation (See Note 6). This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,379,500, which represents 8.0% of net assets.

  *  Current coupon rate of variable demand obligation.

  **  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $197,700.

  (a)  Securities have been designated as collateral in the amount equal to $56,825,850 in connection with open futures contracts.

  (b)  The aggregate cost for federal income tax purposes is $75,364,087. The aggregate gross unrealized appreciation is $3,784,520 and the aggregate gross unrealized depreciation is $687,375, resulting in net unrealized appreciation of $3,097,145.

Bond Insurance:

  AMBAC  AMBAC Assurance Corporation.

  FGIC  Financial Guaranty Insurance Company.

  FSA  Financial Security Assurance Inc.

  MBIA  Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund

Portfolio of Investments  ■  December 31, 2007 continued

Futures Contracts Open at December 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
223	Long	Swap Future 10 Year March 2008	$24,634,531	$160,146
38	Long	U.S. Treasury Notes 2 Year March 2008	7,989,500	19,587
52	Long	US Treasury Notes 5 Year March 2008	5,734,625	33,055
40	Short	US Treasury Bonds 20 Year March 2008	(4,655,000)	(36,702)
127	Short	US Treasury Notes 10 Year March 2008	(14,400,610)	(140,954)
		Net Unrealized Appreciation		$35,132

See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2007

Assets:
Investments in securities, at value (cost $75,521,548)	$78,461,232
Cash	95,019
Receivable for:
Interest	990,669
Shares of beneficial interest sold	189,648
Variation margin	103,685
Prepaid expenses and other assets	38,543
Receivable from Distributor	19,165
Total Assets	79,897,961
Liabilities:
Payable for:
Dividends and distributions to shareholders	134,289
Distribution fee	23,466
Investment advisory fee	19,984
Shares of beneficial interest redeemed	5,696
Administration fee	5,409
Transfer agent fee	102
Accrued expenses and other payables	130,107
Total Liabilities	319,053
Net Assets	$79,578,908
Composition of Net Assets:
Paid-in-capital	$76,186,745
Net unrealized appreciation	2,974,816
Accumulated undistributed net investment income	179,552
Accumulated undistributed net realized gain	237,795
Net Assets	$79,578,908
Class A Shares:
Net Assets	$49,048,297
Shares Outstanding (unlimited authorized, $.01 par value)	4,448,151
Net Asset Value Per Share	$11.03
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$11.52
Class B Shares:
Net Assets	$17,423,754
Shares Outstanding (unlimited authorized, $.01 par value)	1,591,682
Net Asset Value Per Share	$10.95
Class C Shares:
Net Assets	$2,880,527
Shares Outstanding (unlimited authorized, $.01 par value)	262,829
Net Asset Value Per Share	$10.96
Class D Shares:
Net Assets	$10,226,330
Shares Outstanding (unlimited authorized, $.01 par value)	937,604
Net Asset Value Per Share	$10.91

Statement of Operations

For the year ended December 31, 2007

Net Investment Income:
Interest Income	$4,727,925
Expenses
Investment advisory fee	404,465
Distribution fee (Class A shares)	127,506
Distribution fee (Class B shares)	21,854
Distribution fee (Class C shares)	20,912
Interest and residual trust expenses	87,856
Shareholder reports and notices	74,141
Professional fees	73,655
Administration fee	68,845
Transfer agent fees and expenses	42,147
Registration fees	8,810
Trustees' fees and expenses	7,686
Custodian fees	5,567
Other	19,342
Total Expenses	962,786
Less: amounts waived/reimbursed	(140,152)
Less: expense offset	(5,132)
Net Expenses	817,502
Net Investment Income	3,910,423
Net Realized and Unrealized Gain (Loss): Net Realized Gain (Loss) on:
Investments	(30,578)
Futures contracts	312,682
Net Realized Gain	282,104
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(2,358,201)
Futures contracts	1,998
Net Change in Unrealized Appreciation/Depreciation	(2,356,203)
Net Loss	(2,074,099)
Net Increase	$1,836,324

See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income	$3,910,423	$4,295,332
Net realized gain	282,104	557,640
Net change in unrealized appreciation/depreciation	(2,356,203)	(400,162)
Net Increase	1,836,324	4,452,810
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(2,317,544)	(2,614,208)
Class B shares	(942,393)	(1,093,274)
Class C shares	(108,994)	(116,057)
Class D shares	(482,876)	(447,215)
Net realized gain
Class A shares	(65,410)	(286,760)
Class B shares	(27,855)	(113,299)
Class C shares	(3,596)	(14,164)
Class D shares	(13,259)	(54,339)
Total Dividends and Distributions	(3,961,927)	(4,739,316)
Net decrease from transactions in shares of beneficial interest	(12,356,194)	(9,676,025)
Net Decrease	(14,481,797)	(9,962,531)
Net Assets:
Beginning of period	94,060,705	104,023,236
End of Period (Including accumulated undistributed net investment income of $179,552 and $121,258, respectively)	$79,578,908	$94,060,705

See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund

Notes to Financial Statements  ■  December 31, 2007

1. Organization and Accounting Policies

Morgan Stanley New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by

Morgan Stanley New York Tax-Free Income Fund

Notes to Financial Statements  ■  December 31, 2007 continued

the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Floating Rate Note and Dealer Trusts Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate note and dealer trusts obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" on the Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. For the year ended December 31, 2007, the Fund did not hold any floating rate note and dealer trusts obligations.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of

Morgan Stanley New York Tax-Free Income Fund

Notes to Financial Statements  ■  December 31, 2007 continued

its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and New York. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisers, Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $500 million and 0.445% to the portion of the daily net assets exceeding $500 million.

Pursuant to an administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.65% of the average daily net assets of the Fund on an annualized basis. Such voluntary waivers may be terminated at any time without notice.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan")

Morgan Stanley New York Tax-Free Income Fund

Notes to Financial Statements  ■  December 31, 2007 continued

pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 0.75% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2007.

At December 31, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of December 31, 2007.

Effective February 20, 2007, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future. For the year ended December 31, 2007, the distribution fee for Class B shares was accrued at an annual rate of 0.11%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended December 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $32,100 and $486, respectively and received $19,559 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley New York Tax-Free Income Fund

Notes to Financial Statements  ■  December 31, 2007 continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2007, aggregated $3,071,100 and $18,749,520, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2007, included in Trustees' fees and expenses in the Statement of Operations amounted to $5,928. At December 31, 2007, the Fund had an accrued pension liability of $61,468 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

Morgan Stanley New York Tax-Free Income Fund

Notes to Financial Statements  ■  December 31, 2007 continued

To hedge against adverse interest rate changes, the Fund may invest in financial futures, municipal bond index futures and interest rate swap futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2007		FOR THE YEAR ENDED DECEMBER 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	95,853	$1,084,018	115,658	$1,304,688
Conversion from Class B	—	—	122,875	1,378,868
Conversion to Class B	(127,584)	(1,430,602)	—	—
Reinvestment of dividends and distributions	131,559	1,459,538	157,494	1,773,426
Redeemed	(771,179)	(8,587,642)	(883,569)	(9,943,460)
Net decrease — Class A	(671,351)	(7,474,688)	(487,542)	(5,486,478)
CLASS B SHARES
Sold	32,718	366,428	70,070	786,007
Conversion from Class A	128,385	1,430,602	—	—
Conversion to Class A	—	—	(123,728)	(1,378,868)
Reinvestment of dividends and distributions	39,729	437,797	52,188	583,778
Redeemed	(627,917)	(6,875,510)	(377,777)	(4,222,631)
Net decrease — Class B	(427,085)	(4,640,683)	(379,247)	(4,231,714)
CLASS C SHARES
Sold	34,762	385,591	28,215	317,092
Reinvestment of dividends and distributions	6,702	73,850	7,031	78,704
Redeemed	(31,164)	(347,112)	(151,923)	(1,704,371)
Net increase (decrease) — Class C	10,300	112,329	(116,677)	(1,308,575)
CLASS D SHARES
Sold	81,540	894,342	203,584	2,252,743
Reinvestment of dividends and distributions	30,335	332,774	28,208	314,485
Redeemed	(143,948)	(1,580,268)	(109,311)	(1,216,486)
Net increase (decrease) — Class D	(32,073)	(353,152)	122,481	1,350,742
Net decrease in Fund	(1,120,209)	$(12,356,194)	(860,985)	$(9,676,025)

Morgan Stanley New York Tax-Free Income Fund

Notes to Financial Statements  ■  December 31, 2007 continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
Tax-exempt income	$3,851,807	$4,270,754
Long-term capital gains	110,120	468,562
Total distributions	$3,961,927	$4,739,316
As of December 31, 2007, the tax-basis components of accumulated earnings were as follows:
Undistributed tax-exempt income	$84,139
Undistributed ordinary income	16
Undistributed long-term gains	273,003
Net accumulated earnings	357,158
Temporary differences	(62,140)
Net unrealized appreciation	3,097,145
Total accumulated earnings	$3,392,163

As of December 31, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

Permanent differences, due to tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$(322)	$322	—

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley New York Tax-Free Income Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006		2005		2004		2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.29		$11.31		$11.67		$11.79		$11.82
Income (loss) from investment operations:
Net investment income	0.50		0.49		0.52		0.52		0.51
Net realized and unrealized gain (loss)	(0.26)		0.03		(0.17)		(0.11)		0.06
Total income from investment operations	0.24		0.52		0.35		0.41		0.57
Less dividends and distributions from:
Net investment income	(0.49)		(0.48)		(0.51)		(0.51)		(0.51)
Net realized gain	(0.01)		(0.06)		(0.20)		(0.02)		(0.09)
Total dividends and distributions	(0.50)		(0.54)		(0.71)		(0.53)		(0.60)
Net asset value, end of period	$11.03		$11.29		$11.31		$11.67		$11.79
Total Return†	2.33%		4.63%		3.10%		3.61%		4.90%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	1.00	%(3)	0.91	%(3)	0.90	%(3)	0.84	%(3)	0.93%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.90%		0.91%		0.90%		0.84%		0.93%
Net investment income	4.49	%(3)	4.32	%(3)	4.37	%(3)	4.42	%(3)	4.29%
Supplemental Data:
Net assets, end of period, in thousands	$49,048		$57,776		$63,437		$2,819		$4,285
Portfolio turnover rate	4%		12%		15%		11%		20%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Does not reflect the effect of expense offset of 0.01%.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2007	1.16%	4.33%
December 31, 2006	1.03	4.20
December 31, 2005	1.00	4.27
December 31, 2004	0.89	4.37

See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006		2005		2004		2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.21		$11.24		$11.59		$11.71		$11.80
Income (loss) from investment operations:
Net investment income	0.51		0.51		0.48		0.45		0.44
Net realized and unrealized gain (loss)	(0.26)		0.02		(0.15)		(0.11)		0.00
Total income from investment operations	0.25		0.53		0.33		0.34		0.44
Less dividends and distributions from:
Net investment income	(0.50)		(0.50)		(0.48)		(0.44)		(0.44)
Net realized gain	(0.01)		(0.06)		(0.20)		(0.02)		(0.09)
Total dividends and distributions	(0.51)		(0.56)		(0.68)		(0.46)		(0.53)
Net asset value, end of period	$10.95		$11.21		$11.24		$11.59		$11.71
Total Return†	2.36%		4.84%		2.93%		3.01%		3.81%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	0.87	%(3)	0.72	%(3)	1.21	%(3)	1.43	%(3)	1.46%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.77%		0.72%		1.21%		1.43%		1.46%
Net investment income	4.62	%(3)	4.51	%(3)	4.06	%(3)	3.83	%(3)	3.76%
Supplemental Data:
Net assets, end of period, in thousands	$17,424		$22,629		$26,952		$99,530		$113,223
Portfolio turnover rate	4%		12%		15%		11%		20%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Does not reflect the effect of expense offset of 0.01%.

(2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2007	1.03%	4.46%
December 31, 2006	0.84	4.39
December 31, 2005	1.31	3.96
December 31, 2004	1.48	3.78

See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006		2005		2004		2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.22		$11.25		$11.60		$11.72		$11.79
Income (loss) from investment operations:
Net investment income	0.44		0.43		0.45		0.45		0.44
Net realized and unrealized gain (loss)	(0.26)		0.03		(0.16)		(0.11)		0.02
Total income from investment operations	0.18		0.46		0.29		0.34		0.46
Less dividends and distributions from:
Net investment income	(0.43)		(0.43)		(0.44)		(0.44)		(0.44)
Net realized gain	(0.01)		(0.06)		(0.20)		(0.02)		(0.09)
Total dividends and distributions	(0.44)		(0.49)		(0.64)		(0.46)		(0.53)
Net asset value, end of period	$10.96		$11.22		$11.25		$11.60		$11.72
Total Return†	1.80%		4.11%		2.51%		3.01%		3.98%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	1.51	%(3)	1.41	%(3)	1.41	%(3)	1.43	%(3)	1.46%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	1.41%		1.41%		1.41%		1.43%		1.46%
Net investment income	3.98	%(3)	3.82	%(3)	3.86	%(3)	3.83	%(3)	3.76%
Supplemental Data:
Net assets, end of period, in thousands	$2,881		$2,832		$4,152		$4,066		$4,679
Portfolio turnover rate	4%		12%		15%		11%		20%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Does not reflect the effect of expense offset of 0.01%.

(2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2007	1.67%	3.82%
December 31, 2006	1.53	3.70
December 31, 2005	1.51	3.76
December 31, 2004	1.48	3.78

See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006		2005		2004		2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.16		$11.19		$11.55		$11.67		$11.76
Income (loss) from investment operations:
Net investment income	0.52		0.51		0.53		0.53		0.53
Net realized and unrealized gain (loss)	(0.25)		0.03		(0.16)		(0.10)		0.00
Total income from investment operations	0.27		0.54		0.37		0.43		0.53
Less dividends and distribution from:
Net investment income	(0.51)		(0.51)		(0.53)		(0.53)		(0.53)
Net realized gain	(0.01)		(0.06)		(0.20)		(0.02)		(0.09)
Total dividends and distributions	(0.52)		(0.57)		(0.73)		(0.55)		(0.62)
Net asset value, end of period	$10.91		$11.16		$11.19		$11.55		$11.67
Total Return†	2.56%		4.89%		3.27%		3.78%		4.59%
Ratios to Average Net Assets(1)(2):
Ttoal expenses (before expense offset)	0.76	%(3)	0.66	%(3)	0.66	%(3)	0.68	%(3)	0.71%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.66%		0.66%		0.66%		0.68%		0.71%
Net investment income	4.73	%(3)	4.57	%(3)	4.61	%(3)	4.58	%(3)	4.51%
Supplemental Data:
Net assets, end of period, in thousands	$10,226		$10,824		$9,483		$10,582		$11,402
Portfolio turnover rate	4%		12%		15%		11%		20%

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Does not reflect the effect of expense offset of 0.01%.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2007	0.92%	4.57%
December 31, 2006	0.78	4.45
December 31, 2005	0.76	4.51
December 31, 2004	0.73	4.53

See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley New York Tax-Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New York Tax-Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New York Tax-Free Income Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 26, 2008

Morgan Stanley New York Tax-Free Income Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley New York Tax-Free Income Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley New York Tax-Free Income Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

Morgan Stanley New York Tax-Free Income Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley New York Tax-Free Income Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley New York Tax-Free Income Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley New York Tax-Free Income Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2007 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2007. The Fund designated 100% of its income dividends as tax-exempt income dividends. The Fund designated and paid $110,120 as a long-term capital gain distribution.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

NYFANN
IU08-00881P-Y12/07

MORGAN STANLEY FUNDS

Morgan Stanley
New York Tax-Free Income Fund

Annual Report

December 31, 2007

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$31,250		N/A

Non-Audit Fees
Audit-Related Fees		$(2)	$6,121,000	(2)
Tax Fees	$4,738	(3)	$964,000	(4)
All Other Fees		$(5)		$(5)
Total Non-Audit Fees	$4,738		$7,085,000

Total	$35,988		$7,085,000

2006

	Registrant		Covered Entities(1)
Audit Fees	$31,200		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,162,000	(2)
Tax Fees	$4,600	(3)	$1,389,000	(4)
All Other Fees		$(5)		$(5)
Total Non-Audit Fees	$5,131		$6,551,000

Total	$36,331		$6,551,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)     See table above.

(h)     The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008